Related party transactions and balances (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from Parent	$ 24,880,427	¥ 179,780,988	¥ 39,987,762
Joyous Dragon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to a related party	$ 153,333	¥ 1,107,954	¥ 1,067,903